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                                  BEAR STEARNS



                                  [LOGO OMITTED]






                             MONEY MARKET PORTFOLIO














                                  Annual Report
                                 August 31, 1996
--------------------------------------------------------------------------------
================================================================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT


     Although this summer's weather remained on the cool side, the debate over Federal Reserve monetary policy became quite heated as the year progressed. By early July, a majority of Fed watchers were convinced that a rise in short-term interest rates was imminent, and pointed to July's strong employment report as evidence. The only question seemed to be the size and timing of the Fed's move. Would the Fed wait until its August meeting, or would they immediately raise the funds rate 25 or 50 basis points? Certainly, they pointed out, the jump in nonfarm payroll (+700,000 jobs) and the spike in hourly earnings (+9 cents) was cause for immediate action by the Fed to curb the economy and prevent a rekindling of inflation. However, as has often happened this year, economic reports that seemed to suggest either a business expansion or a slowdown were followed quite closely by reports that suggested otherwise. It seemed that after the winter's government shut downs and snowstorms, the predictability of economic numbers became a lost art in 1996.

     This same type of reversal of expectations occurred again in July following the strong jobs report. Within only a few weeks, signs of slower economic activity had tempered the certainty of a rate hike, and by the time Alan Greenspan spoke at his Humphrey-Hawkins testimony, he speculated that, "looking forward, there are a number of reasons to expect demands to moderate and economic activity to settle back toward a more sustainable pace in the months ahead." The Federal Reserve's forecast for growth is 2.5%-2.75% this year, falling to 1.75%-2.25% next year; while inflation should average about 3.0%-3.25% this year, and 2.75%-3.0% next year. Greenspan's remarks were very well received by the markets, and stocks and bonds rose sharply into early August. In addition, the expectation of higher short-term interest rates eased considerably, and by the time the Fed met on August 20, there was almost no one in the "tighter" camp.

     Short-term taxable interest rates have held steady at 5.25% (federal funds rate) for the last two quarters. The Federal Reserve's last move was on January 31, when they eased monetary policy to encourage economic growth, following news of a very weak fourth quarter 1995. At that time, market sentiment was biased towards additional easings of monetary policy and the short-term yield curve offered no incentive to extend. By mid-April, however, strong jobs reports worried the markets that the Fed would not only stop easing but might consider tightening. In response, the yield curve turned positive and rewarded longer average maturities with yield pick ups of 20-30 basis points. The Money Market and Government portfolios took advantage of this opportunity by moving their maturities to the 50-60 day range. For much of the last two quarters, investments of 3-12 months have outyielded overnight rates by 25-50 basis points.

     As always, all the Fund's portfolios emphasized high quality securities and highly liquid structures, in addition to providing competitive daily returns. Our credit research department employs fifteen professionals to approve and monitor the creditworthiness of every issue/issuer in which the portfolios invest. Finally, as of the date of this report, there are a number of proposed amendments to Rule 2a-7, the regulations which govern money market funds.The anticipated effective date of October 3 has been postponed by the SEC. We are following the situation closely and will be reporting to you in the future about the substance and timing of those changes.

                PNC Institutional Management Corporation
                (Please dial toll-free 800-447-1139 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of the Money Market Portfolio of The RBB Fund, Inc., as of August 31, 1996, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of August 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio of The RBB Fund, Inc. as of August 31, 1996 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 15, 1996

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   -------------
CERTIFICATES OF DEPOSIT--12.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.500% 01/13/97 ........................        $50,000   $ 50,000,000
Mellon Bank
   5.540% 02/07/97 ........................         50,000     50,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
Bank of Tokyo-Mitsubishi
   5.600% 11/04/96 ........................         25,000     25,000,000
Banque Nationale de Paris
   5.430% 09/30/96 ........................         50,000     50,000,392
Swedbank
   5.530% 09/12/96 ........................         30,000     30,000,090
   5.440% 11/06/96 ........................         75,000     75,001,356
                                                             ------------
                                                              180,001,838
                                                             ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $280,001,838) ................                   280,001,838
                                                             ------------
COMMERCIAL PAPER--56.1%
ASSET BACKED SECURITIES--5.8%
Corporate Receivables Corp.
   5.350% 11/21/96 ........................         25,000     24,699,063
   5.400% 01/15/97 ........................         25,800     25,273,680
Cxc, Inc.
   5.320% 11/20/96 ........................         30,000     29,645,333
Sigma Finance, Inc.
   5.420% 02/20/97 ........................         50,000     48,705,222
                                                             ------------
                                                              128,323,298
                                                             ------------
BANKS--2.3%
Chase Manhattan Corp.
   5.330% 01/10/97 ........................         25,000     24,515,118
National City Corp.
   5.270% 09/11/96 ........................         25,000     24,963,403
                                                             ------------
                                                               49,478,521
                                                             ------------


                                                  PAR
                                                 (000)        VALUE
                                                -------   -------------
CIGARETTES--3.0%
American Brands, Inc.
   5.300% 12/12/96 .....................        $21,000   $ 20,684,650
   5.290% 12/13/96 .....................         25,000     24,621,618
   5.480% 01/06/97 .....................         20,000     19,613,356
                                                          ------------
                                                            64,919,624
                                                          ------------
FINANCE SERVICES--1.7%
Countrywide Funding Corp.
   5.450% 10/18/96 .....................         38,000     37,729,619
                                                          ------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.3%
Newell Co.
   5.320% 09/12/96 .....................         50,000     49,918,722
                                                          ------------
PERSONAL CREDIT INSTITUTIONS--10.7%
BMW US Capital Corp.
   5.340% 09/09/96 .....................         33,196     33,156,607
   5.300% 09/16/96 .....................         50,000     49,889,583
Ford Motor Credit Corp.
   5.430% 10/22/96 .....................         50,000     49,615,375
   5.400% 12/12/96 .....................         50,000     49,235,000
General Motors Acceptance Corp.
   5.580% 12/26/96 .....................         30,000     29,460,600
   5.460% 02/12/97 .....................         25,000     24,378,167
                                                          ------------
                                                           235,735,332
                                                          ------------
PETROLEUM REFINING--1.1%
Repsol Int'l Finance B.V.
   5.370% 12/27/96 .....................         25,000     24,563,688
                                                          ------------
PHARMACEUTICAL PREPARATIONS--2.7%
American Home Products Corp.
   5.250% 09/03/96 .....................         60,000     59,982,500
                                                          ------------
SEARCH, DETECTION, NAVIGATION,
GUIDANCE AERONAUTIC SYSTEMS--4.5%
Raytheon Co.
   5.280% 09/17/96 .....................        100,000     99,765,333
                                                          ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)         VALUE
                                                   --------   --------------
SECURITY BROKERS & DEALERS--12.9%
Lehman Brothers Holdings Inc.
   5.500% 09/12/96 ..........................      $ 55,000   $   54,907,569
Merrill Lynch & Co. Canandian DCP
   5.500% 11/18/96 ..........................        50,000       49,404,167
Morgan Stanley Group, Inc.
   5.400% 09/23/96 ..........................        25,000       24,917,500
   5.300% 10/21/96 ..........................        50,000       49,631,945
   5.310% 12/13/96 ..........................        30,000       29,544,225
Nomura Holding America, Inc.
   5.510% 10/24/96 ..........................        25,000       24,797,201
   5.380% 11/14/96 ..........................        50,000       49,447,056
                                                              --------------
                                                                 282,649,663
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
American Express Credit Corp.
   5.280% 09/05/96 ..........................       100,000       99,941,333
Sears Roebuck Acceptance Corp.
   5.310% 09/04/96 ..........................        50,000       49,977,875
   5.480% 10/31/96 ..........................        50,000       49,543,333
                                                              --------------
                                                                 199,462,541
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,232,528,841) ................                  1,232,528,841
                                                              --------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--0.9%
San Bernardino County California
   Certificate of Participation County
   Center Refinancing Project,
   Series 1995 (LOC Canadian
   Imperial Bank of Commerce)(DOUBLE DAGGER)
   5.650% 09/07/96 ..........................         7,800        7,800,000
Adventist Health Systems West
   Series 1988 (LOC-First Interstate
   Bank of California)(DAGGER)
   3.750% 09/04/96 ..........................        12,925       12,925,000
                                                              --------------
                                                                  20,725,000
                                                              --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue
   (LOC Sun Bank, N.A.)(DOUBLE DAGGER)
   5.650% 09/05/96 ..........................         2,900        2,900,000
                                                              --------------


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority (Emory U.)(DOUBLE DAGGER)
   5.450% 09/04/96 ......................       $10,100   $10,100,000
                                                          -----------
ILLINOIS--0.8%
Barton Healthcare Taxable Revenue
   Bonds Series 1995 DN (LOC-
   American Nation Bank)(DAGGER)
   5.550% 09/04/96 ......................        12,455    12,455,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992
   (LOC-Societe Generale)(DOUBLE DAGGER)
   5.650% 09/04/96 ......................           600       600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville CORP Project)
   Series 1993-B (LOC-First National
   Bank of Chicago)(DOUBLE DAGGER)
   5.550% 09/04/96 ......................         4,400     4,400,000
                                                          -----------
                                                           17,455,000
                                                          -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (LOC-Societe Generale)
   VRDN(DAGGER)
   5.550% 09/04/96 ......................         4,200     4,200,000
                                                          -----------
MINNESOTA--0.2%
Fairview Hospital And Healthcare Services
   Taxable ADJ Convertible Extendable
   Securities Series 1994
   (MBIA Insurance) VRDN(DAGGER)
   5.550% 09/05/96 ......................         5,100     5,100,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, Mississippi
   (LOC-RaboBank Nederland)
   IDRB VRDN(DAGGER)
   5.450% 09/04/96 ......................         1,400     1,400,000
   5.450% 09/04/96 ......................         2,155     2,155,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                -------   -----------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   Taxable IDRB (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corporation Guaranty)
   (LOC-Sun Bank, N.A.) VRDN(DAGGER)
   5.550% 09/04/96 .....................        $14,000   $ 14,000,000
Mississippi Business Finance Corp.
   Taxable IDRB VRDN(DAGGER)
   5.450% 09/07/96 .....................          3,200      3,200,000
                                                          ------------
                                                            20,755,000
                                                          ------------
NEW YORK--0.6%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable Securities
   Series 1990  (LOC-Morgan
   Guaranty Trust Company) VRDN(DAGGER)
   5.500% 09/04/96 .....................         12,300     12,300,000
                                                          ------------
NORTH CAROLINA--0.6%
Community Health Systems, Inc.
   Taxable (LOC-First Union National
   Bank of North Carolina)
   Series 1991-A(DAGGER)
   5.700% 09/04/96 .....................            400        400,000
City of Ashville North Carolina
   (LOC-Wachovia Bank of N.C.)
   Tax Corp.(DAGGER)
   5.400% 09/04/96 .....................         12,700     12,700,000
                                                          ------------
                                                            13,100,000
                                                          ------------
TEXAS--0.7%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project
   Series 1990 (LOC-Citibank N.A.)
   VRDN(DAGGER)
   5.550% 09/04/96 .....................         14,800     14,800,000
                                                          ------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,435,000) .............                   121,435,000
                                                          ------------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ------------
REVENUE ANTICIPATION NOTES--0.3%
MANDATORY PUT BONDS--0.3%
Bremen, Inc. Tax Adjustable Notes
   (LOC-Society National Bank)
   5.500% 09/05/96 ........................        $ 6,000   $  6,000,000
                                                             ------------
     TOTAL REVENUE ANTICIPATION NOTES
       (Cost $6,000,000) ..................                     6,000,000
                                                             ------------
CORPORATE OBLIGATIONS--10.2%
BANKS--2.3%
Norwest Corp.(DAGGER)
   5.398% 09/28/96 ........................         50,000     50,000,000
                                                             ------------
PERSONAL CREDIT INSTITUTIONS--0.9%
General Motors Acceptance Corp.
   5.410% 09/01/96(DAGGER) ................          5,000      4,998,894
General Motors Acceptance Corp.
   7.900% 03/12/97 ........................         14,750     14,950,198
                                                             ------------
                                                               19,949,092
                                                             ------------
SECURITY BROKERS & DEALERS--7.0%
Bear Stearns & Co., Inc.
   5.290% 03/11/97 ........................         20,000     20,000,000
Goldman Sachs Group, LP
   5.711% 11/06/96(DAGGER) ................         53,000     53,000,000
Lehman Brothers Holdings Inc.
   5.600% 09/05/96(DAGGER) ................         50,000     50,000,000
Merrill Lynch & Co.
   5.000% 12/15/96 ........................          5,000      4,991,584
   5.120% 02/27/97 ........................         25,000     24,997,555
                                                             ------------
                                                              152,989,139
                                                             ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $222,938,231) ................                   222,938,231
                                                             ------------
AGENCY OBLIGATIONS--2.5%
Student Loan Marketing Association(DAGGER)
   5.390% 09/03/96 ........................         25,000     24,994,375
   5.410% 09/03/96 ........................         10,000     10,000,000
   5.420% 09/03/96 ........................         20,000     20,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
       (Cost $54,994,375) .................                    54,994,375
                                                             ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   --------------
TIME DEPOSITS--12.6%
Bank of Tokyo-Mitsubishi
   5.375% 09/03/96 ..........................      $76,800   $   76,800,000
Dai-ichi Kangyo Bank
   5.406% 09/05/96 ..........................       50,000       50,000,000
First National Bank of Boston
   5.344% 09/05/96 ..........................       50,000       50,000,000
First Union National Bank of NC
   5.250% 09/03/96 ..........................      100,000      100,000,000
                                                             --------------
     TOTAL TIME DEPOSITS
       (Cost $276,800,000) ..................                   276,800,000
                                                             --------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $2,194,698,285*) ...................                 2,194,698,285
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................                     1,125,153
                                                             --------------
NET ASSETS (Applicable to
   1,109,351,734 Bedford shares,
   202,360 Cash Preservation shares,
   561,873,247 Janney Montgomery
   Scott shares, 61,412 RBB shares,
   524,367,399 Sansom Street shares
   and 800 other shares)--100.0% ............                $2,195,823,438
                                                             ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,195,823,438 (DIVIDE) 2,195,856,952) ..                         $1.00
                                                                      =====
*  Also cost for Federal income tax purposes
(DAGGER) Variable Rate Obigations -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ............................Variable Rate Demand Note
LOC ......................................Letter of Credit
IDR.........................Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

Investment Income
   Interest ................................................   $118,092,977
                                                               ------------

Expenses
   Investment advisory fees ................................      7,702,090
   Distribution fees .......................................      9,304,376
   Service organization fees ...............................        471,499
   Directors' fees .........................................         38,473
   Custodian fees ..........................................        345,973
   Transfer agent fees .....................................      3,044,149
   Legal fees ..............................................         77,139
   Audit fees ..............................................         61,049
   Registration fees .......................................        434,000
   Insurance expense .......................................         43,932
   Printing fees ...........................................        426,220
   Miscellaneous ...........................................          1,884
                                                               ------------
                                                                 21,950,784

   Less fees waived ........................................     (3,543,632)
   Less expense reimbursement by advisor ...................       (342,158)
                                                               ------------
        Total expenses .....................................     18,064,994
                                                               ------------
   Net investment income ...................................    100,027,983
                                                               ------------
   Realized loss on investments ............................        (12,987)
                                                               ------------
   Net increase in net assets resulting from operations ....   $100,014,996
                                                               ============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       FOR THE            FOR THE
                                                                                      YEAR ENDED         YEAR ENDED
                                                                                   AUGUST 31, 1996    AUGUST 31, 1995
                                                                                  ----------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ...................................................       $  100,027,983      $   64,913,329
  Net gain (loss) on investments ..........................................              (12,987)            (18,463)
                                                                                  --------------      --------------
  Net increase in net assets resulting from operations ....................          100,014,996          64,894,866
                                                                                  --------------      --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
    Bedford shares ........................................................          (49,874,649)        (38,765,552)
    Cash Preservation shares ..............................................              (10,092)            (11,336)
    Janney Montgomery Scott shares ........................................          (24,434,566)         (4,784,092)
    RBB shares ............................................................               (2,630)             (2,530)
    Sansom Street shares ..................................................          (25,706,046)        (21,349,819)
                                                                                  --------------      --------------
      Total distributions to shareholders .................................         (100,027,983)        (64,913,329)
                                                                                  --------------      --------------
Net capital share transactions ............................................          374,464,737         736,630,198
                                                                                  --------------      --------------
Total increase in net assets ..............................................          374,451,750         736,611,735

Net Assets:
  Beginning of year .......................................................        1,821,371,688       1,084,759,953
                                                                                  --------------      --------------
  End of year .............................................................       $2,195,823,438      $1,821,371,688
                                                                                  ==============      ==============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                             MONEY MARKET PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                                 FOR THE           FOR THE          FOR THE           FOR THE           FOR THE
                                                  YEAR              YEAR             YEAR              YEAR              YEAR
                                                  ENDED             ENDED            ENDED             ENDED             ENDED
                                             AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                             ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ........     $     1.00        $     1.00        $     1.00        $     1.00        $     1.00
                                                ----------        ----------        ----------        ----------        ----------
Income from investment operations:
  Net investment income ...................         0.0469            0.0486            0.0278            0.0243            0.0375
  Net gains on securities (both realized
    and unrealized) .......................             --                --                --                --            0.0007
                                                ----------        ----------        ----------        ----------        ----------
     Total from investment operations .....         0.0469            0.0486            0.0278            0.0243            0.0382
                                                ----------        ----------        ----------        ----------        ----------

Less distributions
  Dividends (from net investment income) ..        (0.0469)          (0.0486)          (0.0278)          (0.0243)          (0.0375)
  Distributions (from capital gains) ......             --                --                --                --           (0.0007)
                                                ----------        ----------        ----------        ----------        ----------
     Total distributions ..................        (0.0469)          (0.0486)          (0.0278)          (0.0243)          (0.0382)
                                                ----------        ----------        ----------        ----------        ----------
Net asset value, end of year ..............     $     1.00        $     1.00        $     1.00        $     1.00        $     1.00
                                                ==========        ==========        ==========        ==========        ==========
Total Return ..............................          4.79%             4.97%             2.81%             2.46%             3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) ...........     $1,109,334        $  935,821        $  710,737        $  782,153        $  736,842
  Ratios of expenses to average net assets          .97%(a)           .96%(a)           .95%(a)           .95%(a)           .95%(a)
  Ratios of net investment income
    to average net assets .................          4.69%             4.86%             2.78%             2.43%             3.75%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19% and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Money Family, the n/i Family, and the Bradford Family. The Bedford Family represents interests in the four portfolios, one of which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to the Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:
            .45% of first $250 million of net assets;
            .40% of next $250 million of net assets;
            .35% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the investment portfolio were as follows:

             GROSS                                            NET
           ADVISORY                                         ADVISORY
              FEE                  WAIVER                     FEE
          ----------            ------------               ----------
          $7,702,090            $ (3,527,715)              $4,174,375

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                         GROSS                                             NET
                                                    TRANSFER AGENCY                                  TRANSFER AGENCY
                                                          FEE                    WAIVER                   FEE
                                                    ---------------             --------             ---------------
        Bedford Class                                 $1,658,468                $     --               $1,658,468
        Cash Preservation Class                            8,613                  (7,971)                     642
        Janney Montgomery Scott Class                  1,045,385                      --                1,045,385
        RBB Class                                          8,149                  (7,946)                     203
        Sansom Street Class                              323,534                      --                  323,534
                                                      ----------                --------               ----------
               Total                                  $3,044,149                $(15,917)              $3,028,232
                                                      ==========                ========               ==========

     The Fund, on behalf of each class of shares within this investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities, Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31, 1996, distribution fees for each class were as follows:
                                                       DISTRIBUTION
                                                            FEE
                                                       ------------

          Bedford Class                                  $5,826,142
          Cash Preservation Class                               858
          Janney Montgomery Scott Class                   3,161,043
          RBB Class                                             226
          Sansom Street Class                               316,107
                                                         ----------
                 Total                                   $9,304,376
                                                         ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996 service organization fees were $471,499 for the Money Market Portfolio.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                                                      MONEY MARKET PORTFOLIO
                                                           ------------------------------------------
                                                               FOR THE                    FOR THE
                                                              YEAR ENDED                 YEAR ENDED
                                                           AUGUST 31, 1996            AUGUST 31, 1995
                                                           ---------------            ---------------
                                                                VALUE                      VALUE
                                                           ---------------            ---------------
     Shares sold:
         Bedford Class                                     $ 3,797,592,288            $ 2,966,911,277
         Cash Preservation Class                                   122,344                     84,527
         Janney Montgomery Scott Class                       2,359,936,867                855,058,809
         RBB Class                                                 584,206                     31,504
         Sansom Street Class                                 2,191,596,362              1,864,628,110
     Shares issued in reinvestment of dividends:
         Bedford Class                                          49,290,088                 37,681,204
         Cash Preservation Class                                    10,084                     11,226
         Janney Montgomery Scott Class                          24,077,173                  4,534,944
         RBB Class                                                   2,625                      2,500
         Sansom Street Class                                    18,389,361                 16,689,941
     Shares repurchased:
         Bedford Class                                      (3,673,362,904)            (2,779,499,052)
         Cash Preservation Class                                  (165,733)                   (91,268)
         Janney Montgomery Scott Class                      (2,265,789,890)              (415,944,656)
         RBB Class                                                (580,821)                   (23,917)
         Sansom Street Class                                (2,127,237,313)            (1,813,444,951)
                                                           ---------------            ---------------
     Net increase                                          $   374,464,737            $   736,630,198
                                                           ===============            ===============
     Bedford Shares authorized                               1,500,000,000              1,500,000,000
                                                           ===============            ===============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                                                      MONEY MARKET
                                                       PORTFOLIO
                                                     ---------------
        Capital Paid-In
           Bedford Class                             $ 1,109,351,734
           Cash Preservation Class                           202,360
           Janney Montgomery Scott Class                 561,873,247
           RBB Class                                          61,412
           Sansom Street Class                           524,367,399
           Other Classes                                         800

        Accumulated Net Realized Loss on Investments
           Bedford Class                                     (17,400)
           Cash Preservation Class                                (3)
           Janney Montgomery Scott Class                      (7,821)
           RBB Class                                              (1)
           Sansom Street Class                                (8,289)
                                                     ---------------
                                                     $ 2,195,823,438
                                                     ===============


NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, $33,513 capital loss carryovers were available to offset future realized gains of which $2,062 expires in 2002, $18,464 expires in 2003 and $12,987 expires in 2004.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott, RBB, and Sansom Street. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain other classes are as follows:

THE JANNEY MONTGOMERY SCOTT MONEY FUNDS

                                                                             MONEY MARKET PORTFOLIO
                                                                        ----------------------------------
                                                                                          FOR THE PERIOD
                                                                           FOR THE         JUNE 12, 1995
                                                                             YEAR         (COMMENCEMENT OF
                                                                            ENDED          OPERATIONS) TO
                                                                        AUGUST 31, 1996   AUGUST 31, 1995
                                                                        ---------------   ----------------
     Net asset value, beginning of period .........................        $   1.00          $   1.00
                                                                           --------          --------
     Income from investment operations:
       Net investment income ......................................          0.0465            0.0112
                                                                           --------          --------
       Total from investment operations ...........................          0.0465            0.0112
                                                                           --------          --------
     Less distributions
       Dividends (from net investment income) .....................         (0.0465)          (0.0112)
                                                                           --------          --------
       Total distributions ........................................         (0.0465)          (0.0112)
                                                                           --------          --------
     Net asset value, end of period ...............................        $   1.00          $   1.00
                                                                           ========          ========
     Total Return .................................................           4.76%           5.30%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000) ............................        $561,865          $443,645
       Ratios of expenses to average net assets ...................         1.00%(a)       1.00%(a)(b)
       Ratios of net investment income to average net assets ......           4.65%           5.04%(b)


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the year ended August 31, 1996, and 1.23% annualized for the period ended August 31, 1995.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                             MONEY MARKET PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                               FOR THE            FOR THE          FOR THE           FOR THE           FOR THE
                                                YEAR               YEAR             YEAR              YEAR              YEAR
                                                ENDED              ENDED            ENDED             ENDED             ENDED
                                            AUGUST 31, 1996    AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                            ---------------    ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year .........   $   1.00           $   1.00         $   1.00          $   1.00          $   1.00
                                               --------           --------         --------          --------          --------
Income from investment operations:
  Net investment income ....................     0.0518             0.0543           0.0334            0.0304            0.0435
  Net gains on securities (both realized
    and unrealized) ........................         --                 --               --                --            0.0007
                                               --------           --------         --------          --------          --------
     Total from investment operations ......     0.0518             0.0543           0.0334            0.0304            0.0442
                                               --------           --------         --------          --------          --------
Less distributions
  Dividends (from net investment income) ...    (0.0518)           (0.0543)         (0.0334)          (0.0304)          (0.0435)
  Distributions (from capital gains) .......         --                 --               --                --           (0.0007)
                                               --------           --------         --------          --------          --------
     Total distributions ...................    (0.0518)           (0.0543)         (0.0334)          (0.0304)          (0.0442)
                                               --------           --------         --------          --------          --------
Net asset value, end of year ...............   $   1.00           $   1.00         $   1.00          $   1.00          $   1.00
                                               ========           ========         ========          ========          ========
Total Return ...............................      5.30%              5.57%            3.39%             3.08%             4.51%
Ratios /Supplemental Data
  Net assets, end of year ..................   $524,359           $441,614         $373,745          $190,794          $228,079
  Ratios of expenses to average net assets .     .48%(a)            .39%(a)          .39%(a)           .34%(a)           .35%(a)
  Ratios of net investment income to average
    net assets .............................      5.18%              5.43%            3.34%             3.04%             4.35%


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60% and .61% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.